Changes in Equity and Earnings Per Share - Summary of Changes in Other Comprehensive Income Reserves (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Other comprehensive income/(loss)
Other comprehensive income/(loss)	$ 2,620	$ (4,721)
Translation reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(38,670)	(30,180)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	2,694	(4,558)
Other comprehensive income/(loss)	2,694	(4,558)
Ending balance	(35,976)	(34,738)
Hedging reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	490	181
Other comprehensive income/(loss)
Cash flow hedges	(255)	326
Other comprehensive income/(loss)	(255)	326
Ending balance	235	507
Post- employment benefits [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(1,020)	(1,155)
Other comprehensive income/(loss)
Other comprehensive income/(loss)	0	0
Ending balance	(1,020)	(1,155)
OCI reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(39,201)	(31,155)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	2,694	(4,558)
Cash flow hedges	(255)	326
Other comprehensive income/(loss)	2,439	(4,232)
Ending balance	$ (36,762)	$ (35,387)